Other (Expense)/Income, Net (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		3 Months Ended	1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Defaulted counterparty	Apr. 30, 2014 Credit default insurance
Schedule Of Equity Method Investments [Line Items]
Other (expense)/income, net	$ (7,481)	$ 9,778	$ (5,415)	$ 6,474	$ 7,203
Compensation received for credit insurance policy termination						4,044
Other Income						$ 3,551